Financing Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 185.2	$ 30.2
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt	155.0	0.0
State of Ohio Water Development Revenue Refunding Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	12.2	12.2
State of Ohio Air Quality Development Revenue Refunding Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	9.5	9.5
State of Ohio Pollution Control Revenue Refunding Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	$ 8.5	$ 8.5